A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.

To Participants in AUL American Unit Trust
As you are well aware, last year was extremely disappointing for many investors. While anxiously waiting for a turnaround to occur, investors have been forced to push their expectations out at least a quarter or two.

Beginning in January of this year, the Federal Reserve initiated a dramatic change in policy in an effort to prevent a dramatic slowdown in our economy. By the end of June 2001, the Fed had cut the Federal Funds rate by 275 basis points with additional rate cuts still a possibility. It is hoped that the Fed's stimulative monetary policy coupled with the arrival of tax rebate checks will provide a boost to U.S. economic growth by the end of the year.

The weakness that occurred in the stock market last year continued into the first half of 2001. Stocks have been impacted positively by lower interest rates but negatively by lower earnings expectations. As a result, the S&P 500, a commonly used stock benchmark, experienced a -6.7% return during the first six months of 2001. (Figures for the S&P 500, an unmanaged index of common stocks, include reinvestment of dividends and capital gains. S&P 500 is a registered trademark of Standard & Poor's Corporation. Investors cannot directly invest in an Index.)

Despite the weakness in the stock market, market leadership broadened during the first half of the year, and value investing continued to outperform its growth counterparts. Bonds have performed very well in this period of declining short-term interest rates. The Lehman Aggregate, a commonly used bond benchmark, appreciated 3.6% during the first half of 2001, outperforming cash and most major equity indices. (Figures for the Lehman Aggregate Index, an unmanaged index of government and corporate bonds, which are broad measures of the performance of the U.S. bond market, include reinvestment of income and capital gains. Investors cannot directly invest in an Index.) Bonds backed by corporate issuers fared particularly well, earning returns of well over 5% in the first half of the year.

The outlook for economic recovery depends, to a large degree, on the level of future consumer and capital spending. Investors will be focused on improvement in spending as well as signs of a turnaround in corporate profitability. It is also hoped that the recent Federal Reserve actions will have a positive impact on the equity market since Fed easing of this magnitude has historically resulted in positive overall stock returns. Bond investors remain cautiously optimistic that the Fed easing cycle will reverse the current weakness in corporate financial quality without increasing expectations for higher inflation.

In closing, American United Life Insurance Company remains committed to serving your investment needs. We appreciate your continued confidence and support.

R. Stephen Radcliffe, FSA
Chairman of the Board of Directors and President
Indianapolis, Indiana
August 15, 2001

                            AUL American Unit Trust
                            STATEMENTS OF NET ASSETS
                                 June 30, 2001
                                  (unaudited)

                            AUL American Series Fund
                                                                            Tactical Asset
Asset                      Equity     Money Market     Bond       Managed     Allocation
Assets:
Investments at value    $46,503,794   $26,125,299   $18,254,879  $32,622,634    $48,817



Net assets              $46,503,794   $26,125,299   $18,254,879  $32,622,634    $48,817



Units outstanding        13,183,171    17,983,045     8,947,117   11,576,583     37,457



Accumulation unit value       $3.53         $1.45         $2.04        $2.82      $1.30


                                 AUL American Series Fund                  Fidelity

                        Conservative    Moderate      Aggressive
                        Investor        Investor      Investor       High Income      Growth
Assets:
Investments at value       $305,935     $503,055      $288,651      $17,881,707   $148,756,447



Net assets                 $305,935     $503,055      $288,651      $17,881,707   $148,756,447



Units outstanding           270,966      470,435       279,385       14,926,897     48,459,543



Accumulation unit value       $1.13        $1.07         $1.03            $1.20          $3.07


The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                 June 30, 2001
                                  (unaudited)

                                              Fidelity                           State Street
                                                                                 Equity
                        Overseas    Asset Manager    Equity-Income    Contrafund Index 500*
Assets:
Investments at value  $20,716,865    $94,121,987    $25,407,031      $50,415,674  $173,506,408



Net assets            $20,716,865    $94,121,987    $25,407,031      $50,415,674  $173,506,408




Units outstanding      12,328,189     50,934,004     11,917,284       20,861,838    60,742,377



Accumulation unit value     $1.68          $1.85          $2.13            $2.42         $2.86

                          American
                          Century                 Alger                           Calvert
                         VP Capital   American   American        American       Social Mid Cap
                        Appreciation   Growth    Balanced    Leveraged AllCap      Growth

Assets:
Investments at value     $8,644,861  $84,693,875  $1,551,217      $233,512       $11,643,134



Net assets               $8,644,861  $84,693,875  $1,551,217      $233,512       $11,643,134



Units outstanding         5,126,169   31,490,412   1,773,712       404,291         5,029,551



Accumulation unit value       $1.69        $2.69       $0.87         $0.58             $2.31


*On April 18, 2001, all assets from the Index 500 Fund were transferred from Fidelity to State Street.

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                 June 30, 2001
                                  (unaudited)

                         T. Rowe Price              PBHG                        Janus
                                                      Technology &     Worldwide   Flexible
                         Equity Income   Growth II    Communications   Growth      Income
Assets:
Investments at value      $51,631,262   $5,520,676    $4,098,652      $51,334,265  $7,340,620



Net assets                $51,631,262   $5,520,676    $4,098,652      $51,334,265  $7,340,620



Units outstanding          22,237,378    4,151,832     2,575,953       30,411,368   5,829,263



Accumulation unit value         $2.32        $1.33         $1.59            $1.69       $1.26



                                SAFECO
                         Equity        Growth

Assets:
Investments at value    $5,585,052    $17,397,015



Net assets              $5,585,052    $17,397,015



Units outstanding        4,401,817     10,385,254



Accumulation unit value      $1.27          $1.68

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                            STATEMENTS OF OPERATIONS
                     For the six months ended June 30, 2001
                                  (unaudited)

                                          AUL American Series Fund

                                                                               Tactical Asset
                                 Equity     Money Market     Bond     Managed      Allocation

Investment income:
Dividend income                 $      0        $600,633    $      0   $      0       $  0
Mortality and expense charges    266,134         160,715     104,834    184,864        300

Net investment income (loss)    (266,134)        439,918    (104,834)  (184,864)      (300)


Gain (loss) on investments:
Net realized gain (loss)      (2,927,836)              0     116,792     43,416       (306)
Net change in unrealized
appreciation (depreciation)    6,756,126               0     505,739  2,195,442      2,844

Net gain (loss)                3,828,290               0     622,531  2,238,858      2,538


Increase (decrease) in
net assets from operations    $3,562,156        $439,918    $517,697 $2,053,994     $2,238


                             AUL American Series Fund        Fidelity

                               Conservative    Moderate     Aggressive
                                 Investor      Investor      Investor      High Income     Growth

Investment income:
Dividend income                     $    0      $    0         $3,494      $2,085,174   $10,321,668
Mortality and expense charges        1,626       2,735          1,714         113,925       919,101

Net investment income (loss)        (1,626)     (2,735)         1,780       1,971,249     9,402,567


Gain (loss) on investments:
Net realized gain (loss)              (128)     (1,089)        (6,087)     (2,123,850)      959,773
Net change in unrealized
appreciation (depreciation)          4,328      (1,087)        (3,305)     (1,391,399)  (26,577,676)

Net gain (loss)                      4,200      (2,176)        (9,392)     (3,515,249)  (25,617,903)


Increase (decrease) in
net assets from operations          $2,574     $(4,911)       $(7,612)    $(1,544,000) $(16,215,336)

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                     For the six months ended June 30, 2001
                                  (unaudited)

                                                              Fidelity

                               Overseas    Asset Manager   Equity-Income   Contrafund      Index 500*
                                                                                           For the period
                                                                                           from 1/01/01
                                                                                           to 4/18/01
Investment income:
Dividend income               $2,621,950    $5,112,165       $1,529,439    $1,791,929       $1,932,409
Mortality and expense charges    133,029       573,655          153,758       316,387          652,636

Net investment income (loss)   2,488,921     4,538,510        1,375,681     1,475,542        1,279,773

Gain (loss) on investments:
Net realized gain (loss)      (2,530,290)      (81,721)         (52,522)      229,731      (15,570,929)
Net change in unrealized
appreciation (depreciation)   (2,677,086)   (8,329,227)      (1,686,144)   (7,517,715)      (3,616,937)

Net gain (loss)               (5,207,376)   (8,410,948)      (1,738,666)   (7,287,984)     (19,187,866)

Increase (decrease) in
net assets from operations   $(2,718,455)  $(3,872,438)       $(362,985)  $(5,812,442)    $(17,908,093)

                                             American
                              State Street   Century                    Alger
                              Equity         VP Capital    American    American    American
                              Index 500*     Appreciation  Growth      Balanced    Leveraged AllCap
                              For the period
                              from 4/19/01
                              to 6/30/01
Investment income:
Dividend income                 $      0     $3,152,457  $10,522,331    $35,767        $5,547
Mortality and expense charges    434,447         53,661      533,702      4,627           595

Net investment income (loss)    (434,447)     3,098,796    9,988,629     31,140         4,952

Gain (loss) on investments:
Net realized gain (loss)          46,428         95,870   (1,265,458)      (206)         (794)
Net change in unrealized
appreciation (depreciation)    4,692,219     (4,539,207) (13,403,558)   (57,008)      (14,704)

Net gain (loss)                4,738,647     (4,443,337) (14,669,016)   (57,214)      (15,498)

Increase (decrease) in
net assets from operations    $4,304,200    $(1,344,541) $(4,680,387) $ (26,074)     $(10,546)

*On April 18, 2001, all assets from the Index 500 Fund were transferred from Fidelity to State Street.

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                     For the six months ended June 30, 2001
                                  (unaudited)

                                 Calvert      T. Rowe Price           PBHG                  Janus
                              Social Mid Cap                                Technology &    Worldwide
                                 Growth       Equity Income    Growth II    Communications  Growth

Investment income:
Dividend income                  $     0       $743,410         $     0         $     0     $111,964
Mortality and expense charges     63,396        300,542          35,826          26,029      328,810

Net investment income (loss)     (63,396)       442,868         (35,826)        (26,029)    (216,846)


Gain (loss) on investments:
Net realized gain (loss)      (1,711,703)       (97,642)     (1,646,211)     (1,807,233)  (8,839,958)
Net change in unrealized
appreciation (depreciation)    1,241,657        641,957        (398,302)       (183,191)   1,102,744

Net gain (loss)                 (470,046)       544,315      (2,044,513)     (1,990,424)  (7,737,214)


Increase (decrease) in
net assets from operations     $(533,442)      $987,183     $(2,080,339)    $(2,016,453) $(7,954,060)


                                Janus             SAFECO
                                Flexible
                                Income       Equity     Growth

Investment income:
Dividend income                $203,724     $     0     $     0
Mortality and expense charges    43,564      35,364      87,477

Net investment income (loss)    160,160     (35,364)    (87,477)


Gain (loss) on investments:
Net realized gain (loss)        (16,710)     (5,773)     16,637
Net change in unrealized
appreciation (depreciation)      (7,788)   (328,635)  3,159,961

Net gain (loss)                 (24,498)   (334,408)  3,176,598


Increase (decrease) in
net assets from operations     $135,662  $($369,772) $3,089,121

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      STATEMENTS OF CHANGES IN NET ASSETS

                            AUL American Series Fund

                                  Equity              Money Market         Bond
                           Six months    Year      Six months     Year         Six months      Year
                        ended 6/30/01    ended  ended 6/30/01     ended     ended 6/30/01      ended
                          (unaudited)    12/31/00  (unaudited)    12/31/00     (unaudited)     12/31/00
Increase in net assets
from operations:
Net investment income
(loss)                      $(266,134)   $2,429,900    $439,918    $1,014,977    $(104,834)   $781,131
Net realized gain (loss)   (2,927,836)   (1,955,635)          0             0      116,792    (217,516)
Net change in unrealized
appreciation
(depreciation)              6,756,126     4,972,629           0             0      505,739     650,218


Increase (decrease)
in net assets
from operations              3,562,156    5,446,894     439,918     1,014,977      517,697   1,213,833

Contract owner transactions:
Proceeds from units sold    31,637,183   18,308,042  67,013,331   155,241,954   18,559,711  18,232,689
Cost of units redeemed     (29,686,653) (22,139,302)(66,608,753) (153,091,650) (16,584,559)(17,020,394)

Increase (decrease)          1,950,530   (3,831,260)    404,578     2,150,304    1,975,152   1,212,295


Net increase (decrease)      5,512,686    1,615,634     844,496     3,165,281    2,492,849   2,426,128
Net assets, beginning
of year                     40,991,108   39,375,474  25,280,803    22,115,522   15,762,030  13,335,902

Net assets, end of year    $46,503,794  $40,991,108 $26,125,299   $25,280,803  $18,254,879 $15,762,030


Units sold                   9,369,827    6,266,031  46,439,922   111,157,024    9,170,940   9,540,825
Units redeemed              (8,784,211)  (7,723,888)(46,146,541) (109,662,099)  (8,207,307) (8,949,619)


Net increase (decrease)        585,616   (1,457,857)    293,381     1,494,925      963,633     591,206
Units outstanding, beginning
of year                     12,597,555   14,055,412  17,689,664    16,194,739    7,983,484   7,392,278

Units outstanding,
end of year                 13,183,171   12,597,555  17,983,045    17,689,664    8,947,117   7,983,484

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                            AUL American Series Fund

                               Managed           Tactical Asset Allocation       Conservative Investor
                           Six months    Year       Six months   Year          Six months      Year
                        ended 6/30/01    ended   ended 6/30/01   ended      ended 6/30/01      ended
                           (unaudited)   12/31/00   (unaudited)  12/31/00      (unaudited)     12/31/00
Increase in net assets
from operations:
Net investment income
(loss)                      $(184,864)   $1,497,269     $(300)   $4,066          $(1,626) $       13,213
Net realized gain (loss)       43,416       117,470      (306)   (1,964)            (128)         (1,162)
Net change in unrealized
appreciation
(depreciation)              2,195,442     1,696,251     2,844     2,866            4,328          (8,400)

Increase (decrease)
in net assets
from operations             2,053,994     3,310,990     2,238     4,968            2,574           3,651

Contract owner transactions:
Proceeds from units sold    8,505,429     9,479,681     3,318    18,340           84,176          50,809
Cost of units redeemed     (5,184,618)  (11,843,087)   (8,794)  (14,868)          (5,820)        (48,642)

Increase (decrease)         3,320,811    (2,363,406)   (5,476)    3,472           78,356           2,167


Net increase (decrease)     5,374,805       947,584    (3,238)    8,440           80,930           5,818
Net assets, beginning
of year                    27,247,829    26,300,245    52,055    43,615          225,005         219,187

Net assets, end of year   $32,622,634   $27,247,829   $48,817   $52,055         $305,935        $225,005


Units sold                  3,105,020     4,013,287     2,562    16,008           74,760          46,406
Units redeemed             (1,888,470)   (5,070,620)   (6,772)  (13,082)          (5,139)        (45,473)


Net increase (decrease)     1,216,550    (1,057,333)   (4,210)    2,926           69,621             933
Units outstanding, beginning
of year                    10,360,033    11,417,366    41,667    38,741          201,345         200,412

Units outstanding,
end of year                11,576,583    10,360,033    37,457    41,667          270,966         201,345

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                     AUL American Series Fund        Fidelity

                               Moderate Investor       Aggressive Investor     High Income

                            Six months     Year        Six months     Year            Six months      Year
                         ended 6/30/01     ended    ended 6/30/01     ended        ended 6/30/01      ended
                           (unaudited)     12/31/00   (unaudited)     12/31/00        (unaudited)     12/31/00

Increase in net assets
from operations:
Net investment income
(loss)                        $(2,735)    $25,458    $1,780        $19,635          $1,971,249       $1,060,718
Net realized gain (loss)       (1,089)        869    (6,087)         1,636          (2,123,850)        (582,106)
Net change in unrealized
appreciation
(depreciation)                 (1,087)    (36,501)   (3,305)       (36,011)         (1,391,399)      (5,276,361)

Increase (decrease)
in net assets
from operations                (4,911)    (10,174)   (7,612)       (14,740)         (1,544,000)      (4,797,749)

Contract owner transactions:
Proceeds from units sold      128,462     130,000    65,574         357,336         10,588,192       10,266,875
Cost of units redeemed        (22,452)    (35,251)  (44,876)       (256,305)        (7,807,427)      (8,285,750)

Increase (decrease)           106,010      94,749    20,698         101,031          2,780,765        1,981,125


Net increase (decrease)       101,099      84,575    13,086          86,291          1,236,765       (2,816,624)
Net assets, beginning
of year                       401,956     317,381   275,565         189,274         16,644,942       19,461,564

Net assets, end of year      $503,055    $401,956  $288,651        $275,565        $17,881,707      $16,644,942


Units sold                    118,831     119,260    62,854         321,998          7,922,142        6,719,383
Units redeemed                (20,578)    (32,640)  (42,613)       (228,300)        (5,810,718)      (5,376,613)


Net increase (decrease)        98,253      86,620    20,241          93,698          2,111,424        1,342,770
Units outstanding, beginning
of year                       372,182     285,562   259,144         165,446         12,815,473       11,472,703

Units outstanding,
end of year                   470,435     372,182   279,385         259,144         14,926,897       12,815,473

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

        Fidelity

                                       Growth                    Overseas                 Asset Manager

                               Six months    Year          Six months    Year          Six months      Year
                            ended 6/30/01    ended      ended 6/30/01    ended      ended 6/30/01      ended
                               (unaudited)   12/31/00      (unaudited)   12/31/00      (unaudited)     12/31/00
Increase in net assets
from operations:
Net investment income
(loss)                        $9,402,567    $14,905,354    $2,488,921    $2,150,443     $4,538,510     $7,931,783
Net realized gain (loss)         959,773      7,103,423    (2,530,290)    1,193,564        (81,721)       424,482
Net change in unrealized
appreciation
(depreciation)               (26,577,676)   (43,832,930)   (2,677,086)   (8,547,598)    (8,329,227)   (13,107,686)

Increase (decrease)
in net assets
from operations              (16,215,336)   (21,824,153)   (2,718,455)   (5,203,591)    (3,872,438)    (4,751,421)

Contract owner transactions:
Proceeds from units sold      37,054,456    108,272,532    12,841,131    32,949,303     20,181,103     42,838,943
Cost of units redeemed       (29,903,739)   (79,386,722)  (11,087,863)  (30,620,204)   (15,227,602)   (29,481,698)

Increase (decrease)            7,150,717     28,885,810     1,753,268     2,329,099      4,953,501     13,357,245


Net increase (decrease)       (9,064,619)     7,061,657      (965,187)   (2,874,492)     1,081,063      8,605,824
Net assets, beginning
of year                      157,821,066    150,759,409    21,682,052    24,556,544     93,040,924     84,435,100

Net assets, end of year     $148,756,447   $157,821,066   $20,716,865   $21,682,052    $94,121,987    $93,040,924


Units sold                    11,811,807     27,705,281     7,117,031    14,998,842     10,813,051     21,534,538
Units redeemed                (9,520,304)   (20,310,910)   (6,142,091)  (13,918,169)    (8,132,890)   (14,830,212)


Net increase (decrease)        2,291,503      7,394,371       974,940     1,080,673      2,680,161      6,704,326
Units outstanding, beginning
of year                       46,168,040     38,773,669    11,353,249    10,272,576     48,253,843     41,549,517

Units outstanding,
end of year                   48,459,543     46,168,040    12,328,189    11,353,249     50,934,004     48,253,843

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

        Fidelity

                               Equity-Income                 Contrafund
                         Six months        Year      Six months      Year
                      ended 6/30/01        ended  ended 6/30/01      ended
                         (unaudited)       12/31/00  (unaudited)     12/31/00
Increase in net assets
from operations:
Net investment income
(loss)                     $1,375,681    $1,441,390   $1,475,542     $6,077,509
Net realized gain (loss)      (52,522)      450,344      229,731      1,158,999
Net change in unrealized
appreciation
(depreciation)             (1,686,144)     (399,153)  (7,517,715)   (11,592,797)

Increase (decrease)
in net assets
from operations              (362,985)    1,492,581   (5,812,442)    (4,356,289)

Contract owner transactions:
Proceeds from units sold    4,139,262    12,677,028    4,803,202     18,117,263
Cost of units redeemed     (2,420,295)  (12,052,392)  (3,486,161)   (10,803,343)

Increase (decrease)         1,718,967       624,636    1,317,041      7,313,920


Net increase (decrease)     1,355,982     2,117,217   (4,495,401)     2,957,631
Net assets, beginning
of year                    24,051,049    21,933,832   54,911,075     51,953,444

Net assets, end of year   $25,407,031   $24,051,049  $50,415,674    $54,911,075


Units sold                  1,944,813     6,209,914    1,947,813      6,350,708
Units redeemed             (1,137,347)   (5,949,107)  (1,423,447)    (3,758,502)


Net increase (decrease)       807,466       260,807      524,366      2,592,206
Units outstanding, beginning
of year                    11,109,818    10,849,011   20,337,472     17,745,266

Units outstanding,
end of year                11,917,284    11,109,818   20,861,838     20,337,472

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                             Fidelity                  State Sreet        American Century
                                                        Equity
                             Index 500*                 Index 500*      VP Capital Appreciation
                                                    For the period
                        For the period                from 4/19/01
                          from 1/01/01     Year     (commencement)      Six months      Year
                            to 4/18/01     ended        to 6/30/01   ended 6/30/01      ended
                            (unaudited)    12/31/00    (unaudited)     (unaudited)      12/31/00
Increase in net assets
from operations:
Net investment income
(loss)                      $1,279,773       $2,716     $(434,447)       $3,098,796      $87,453
Net realized gain (loss)   (15,570,929)   4,611,909        46,428            95,870    1,002,836
Net change in unrealized
appreciation
(depreciation)              (3,616,937) (24,954,504)    4,692,219        (4,539,207)  (1,078,674)

Increase (decrease)
in net assets
from operations            (17,908,093) (20,339,879)    4,304,200        (1,344,541)      11,615

Contract owner transactions:
Proceeds from units sold    17,655,903  121,398,162   180,467,964         1,942,094   11,026,122
Cost of units redeemed    (180,333,490) (60,115,453)  (11,265,756)       (2,230,332)  (5,235,185)

Increase (decrease)       (162,677,587)  61,282,704   169,202,208          (288,238)   5,790,937


Net increase (decrease)   (180,585,680)  40,942,830   173,506,408        (1,632,779)   5,802,552
Net assets, beginning
of year                    180,585,680  139,642,850             0        10,277,640    4,475,088

Net assets, end of year       $      0 $180,585,680  $173,506,408        $8,644,861  $10,277,640


Units sold                   6,055,729   35,984,549    64,582,774         1,251,570    5,249,320
Units redeemed             (64,551,404) (18,008,665)   (3,840,397)       (1,318,273)  (2,491,373)


Net increase (decrease)    (58,495,675)  17,975,884    60,742,377           (66,703)   2,757,947
Units outstanding, beginning
of year                     58,495,675   40,519,791             0         5,192,872    2,434,925

Units outstanding,
end of year                          0   58,495,675    60,742,377         5,126,169    5,192,872

*On April 18, 2001, all assets from the Index 500 Fund were transferred from Fidelity to State Street.

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                        Alger
                                   American Growth            American Balanced           American Leveraged AllCap
                                                                        For the period                  For the period
                                Six months    Year         Six months    from 5/01/00      Six months    from 5/01/00
                             ended 6/30/01    ended     ended 6/30/01    (commencement) ended 6/30/01    (commencement)
                               (unaudited)    12/31/00    (unaudited)     to 12/31/00     (unaudited)     to 12/31/00
Increase in net assets
from operations:
Net investment income
(loss)                         $9,988,629   $11,152,335       $31,140            $(661)        $4,952         $(107)
Net realized gain (loss)       (1,265,458)    3,712,062          (206)             (14)          (794)          (13)
Net change in unrealized
appreciation
(depreciation)                (13,403,558)  (31,235,355)      (57,008)         (12,856)       (14,704)       (5,259)

Increase (decrease)
in net assets
from operations                (4,680,387)  (16,370,958)      (26,074)         (13,531)       (10,546)       (5,379)

Contract owner transactions:
Proceeds from units sold       19,890,620    58,137,724     1,235,132          373,180        214,336         36,967
Cost of units redeemed        (17,805,620)  (38,399,336)      (17,450)             (40)        (1,829)           (37)

Increase (decrease)             2,085,000    19,738,388     1,217,682          373,140        212,507         36,930


Net increase (decrease)        (2,595,387)    3,367,430     1,191,608          359,609        201,961         31,551
Net assets, beginning
of year                        87,289,262    83,921,832       359,609                0         31,551              0

Net assets, end of year       $84,693,875   $87,289,262    $1,551,217         $359,609       $233,512        $31,551


Units sold                      7,187,695    17,199,519     1,388,752          404,755        359,019         48,548
Units redeemed                 (6,375,828)  (11,347,079)      (19,750)             (45)        (3,219)           (57)


Net increase (decrease)           811,867     5,852,440     1,369,002          404,710        355,800         48,491
Units outstanding, beginning
of year                        30,678,545    24,826,105       404,710                0         48,491              0

Units outstanding,
end of year                    31,490,412    30,678,545     1,773,712          404,710        404,291         48,491

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                Calvert              T. Rowe Price                    PBHG

                          Social Mid Cap Growth      Equity Income                  Growth II
                         Six months     Year        Six months    Year        Six months     Year
                      ended 6/30/01     ended    ended 6/30/01    ended    ended 6/30/01     ended
                        (unaudited)     12/31/00    (unaudited)   12/31/00    (unaudited)    12/31/00
Increase in net assets
from operations:
Net investment income
(loss)                      $(63,396)    $717,858      $442,868   $2,811,980     $(35,826)     $70,871
Net realized gain (loss)  (1,711,703)     673,253       (97,642)      14,505   (1,646,211)     937,693
Net change in unrealized
appreciation
(depreciation)             1,241,657   (1,072,365)      641,957    1,624,754     (398,302)  (3,905,514)

Increase (decrease)
in net assets
from operations             (533,442)     318,746       987,183    4,451,239   (2,080,339)  (2,896,950)

Contract owner transactions:
Proceeds from units sold  36,648,304   34,089,254     9,749,222   20,846,581    2,250,174   16,873,991
Cost of units redeemed   (34,639,398) (30,024,858)   (5,087,345) (23,039,554)  (2,175,534)  (9,299,306)

Increase (decrease)        2,008,906    4,064,396     4,661,877   (2,192,973)      74,640    7,574,685


Net increase (decrease)    1,475,464    4,383,142     5,649,060    2,258,266   (2,005,699)   4,677,735
Net assets, beginning
of year                   10,167,670    5,784,528    45,982,202   43,723,936    7,526,375    2,848,640

Net assets, end of year  $11,643,134  $10,167,670   $51,631,262  $45,982,202   $5,520,676   $7,526,375


Units sold                15,803,878   13,300,155     4,275,529   10,095,004    1,535,186    6,656,047
Units redeemed           (14,933,750) (11,747,390)   (2,239,852) (11,340,853)  (1,485,687)  (3,831,483)


Net increase (decrease)      870,128    1,552,765     2,035,677   (1,245,849)      49,499    2,824,564
Units outstanding, beginning
of year                    4,159,423    2,606,658    20,201,701   21,447,550    4,102,333    1,277,769

Units outstanding,
end of year                5,029,551    4,159,423    22,237,378   20,201,701    4,151,832    4,102,333

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                    PBHG                                 Janus
                         Technology & Communications        Worldwide Growth        Flexible Income

                           Six months     Year              Six months     Year        Six months     Year
                        ended 6/30/01     ended          ended 6/30/01     ended    ended 6/30/01     ended
                          (unaudited)     12/31/00         (unaudited)     12/31/00   (unaudited)     12/31/00
Increase in net assets
from operations:
Net investment income
(loss)                      $(26,029)     $504,722         $(216,846)      $4,299,981     $160,160     $256,055
Net realized gain (loss)  (1,807,233)    1,160,271        (8,839,958)       9,176,842      (16,710)     (45,773)
Net change in unrealized
appreciation
(depreciation)              (183,191)   (6,146,323)        1,102,744      (23,236,067)      (7,788)      77,773

Increase (decrease)
in net assets
from operations           (2,016,453)   (4,481,330)       (7,954,060)     (11,759,244)      135,662     288,055

Contract owner transactions:
Proceeds from units sold   3,450,096    15,750,560        27,388,155      105,314,487     1,458,714   2,317,658
Cost of units redeemed    (2,113,894)  (10,732,365)      (24,514,054)     (78,245,165)     (711,527) (1,367,219)

Increase (decrease)        1,336,202     5,018,195         2,874,101       27,069,322       747,187     950,439


Net increase (decrease)     (680,251)      536,865        (5,079,959)      15,310,078       882,849   1,238,494
Net assets, beginning
of year                    4,778,903     4,242,038        56,414,224       41,104,146     6,457,771   5,219,277

Net assets, end of year   $4,098,652    $4,778,903       $51,334,265      $56,414,224    $7,340,620  $6,457,771


Units sold                 1,752,401     3,236,571        15,131,377       44,319,737     1,156,911   1,952,189
Units redeemed            (1,054,874)   (2,311,228)      (13,443,931)     (33,030,661)     (564,450) (1,157,883)


Net increase (decrease)      697,527       925,343         1,687,446       11,289,076       592,461     794,306
Units outstanding, beginning
of year                    1,878,426       953,083        28,723,922       17,434,846     5,236,802   4,442,496

Units outstanding,
end of year                2,575,953     1,878,426        30,411,368       28,723,922     5,829,263   5,236,802

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                            SAFECO

                             Equity                           Growth
                           Six months    Year          Six months      Year
                        ended 6/30/01    ended      ended 6/30/01      ended
                          (unaudited)    12/31/00      (unaudited)     12/31/00
Increase in net assets
from operations:
Net investment income
(loss)                      $(35,364)    $(25,568)       $(87,477)    $1,239,413
Net realized gain (loss)      (5,773)      14,119          16,637        161,433
Net change in unrealized
appreciation
(depreciation)              (328,635)    (759,337)      3,159,961    (2,462,114)

Increase (decrease)
in net assets
from operations             (369,772)    (770,786)      3,089,121    (1,061,268)

Contract owner transactions:
Proceeds from units sold   1,001,769    2,771,537       2,631,022     14,815,201
Cost of units redeemed    (1,381,366)  (1,152,325)     (1,160,195)  (12,576,736)

Increase (decrease)         (379,597)   1,619,212       1,470,827      2,238,465


Net increase (decrease)     (749,369)     848,426       4,559,948      1,177,197
Net assets. beginning
of year                    6,334,421    5,485,995      12,837,067     11,659,870

Net assets, end of year   $5,585,052   $6,334,421     $17,397,015    $12,837,067


Units sold                   774,622    1,893,039       1,827,819      9,770,951
Units redeemed            (1,025,183)    (790,549)       (819,104)   (8,287,077)


Net increase (decrease)     (250,561)   1,102,490       1,008,715      1,483,874
Units outstanding, beginning
of year                    4,652,378    3,549,888       9,376,539      7,892,665

Units outstanding,
end of year                4,401,817    4,652,378      10,385,254      9,376,539

The accompanying notes are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
1.Summary of Significant Accounting Policies
The AUL American Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series Fund), Fidelity Variable Insurance Products Fund (Equity Income, Growth, High Income, Overseas) and Fidelity Variable Insurance Products Fund II_(Asset Manager, Contrafund) (Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series (Calvert), T. Rowe Price Equity Series, Inc. (T. Rowe Price), PBHG Insurance Series Fund, Inc. (PBHG), Janus Aspen Series (Janus), SAFECO Resource Series Trust (SAFECO), and State Street Equity Index 500 (State Street).

Security Valuation, Transactions and Related Investment Income
The market value of the investments is based on the Net Asset Value (NAV) of the underlying mutual funds and the number of shares owned by the Variable Account. The NAV of the mutual funds is based on the market value of the underlying investments at June 30, 2001. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. On April 18, 2001 the net assets in the Fidelity Index 500 fund were transferred to the State Street Equity Index 500 fund.

Mortality and Expense Risks Charges
AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the years ended December 31, 2000 and the six months ended June 30, 2001 were $11,028,040 and $5,533,453, respectively.

Taxes
Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.
Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.Account Charges
  AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.
  AUL deducts an annual administrative charge from each participant's account which may not exceed the lesser of 0.5% of the participant's account value or $7.50 per quarter. The charge is assessed every quarter on a participant account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administration charges are waived if the account balance exceeds a certain amount. The charges incurred during the years ended December 31, 2000 and the six months ended June 30, 2001 were $316,392 and $139,399, respectively.

  On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of original contract purchase. The amount of the withdrawal charge depends upon the number of account years the participant's account has been in existence, as follows:
        Account Year    Withdrawal Charge

           1 - 5                8%
           6 - 10               4%
        11 or more              0%
The aggregrate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. On other contracts AUL may assess withdrawal charges ranging from 7% to 1%, depending on the account year. The charges incurred during the year ended December 31, 2000 and the six months ended June 30, 2001, were $2,033,271 and $321,330, respectively.

3.Accumulation Unit Value
  The change in the Accumulation Unit Value per unit for the six months ended June 30, 2001 is:

                               6/30/01       12/31/00        Change
AUL American Series Fund:
   Equity                   $ 3.527514     $ 3.253858         8.4%
   Money Market               1.452976       1.428818         1.7%
   Bond                       2.040308       1.974311         3.3%
   Managed                    2.817988       2.630318         7.1%
   Tactical Asset Allocation  1.303166       1.248966         4.3%
   Conservative Investor      1.129095       1.117498         1.0%
   Moderate Investor          1.069340       1.079999        -1.0%
   Aggressive Investor        1.033205       1.063433        -2.8%
Fidelity:
   High Income                1.197956       1.298815        -7.8%
   Growth                     3.069721       3.418406       -10.2%
   Overseas                   1.680478       1.909763       -12.0%
   Asset Manager              1.847921       1.928162        -4.2%
   Equity Income              2.131948       2.164850        -1.5%
   Contrafund                 2.416648       2.699997       -10.5%
State Street:
   Equity Index 500*          2.856435       3.086968        -7.5%
American Century:
   VP Capital Appreciation    1.686419       1.979104       -14.8%
Alger:
   American Growth            2.689444       2.845259        -5.5%
   American Balanced          0.874559       0.888559        -1.6%
   American Leveraged
   AllCap                     0.577610       0.650528       -11.2%
Calvert:
   Social Mid Cap Growth      2.314948       2.444495         5.3%

*On April 18, 2001, all assets from the Index 500 Fund were transferred from Fidelity to State Street.

                              6/30/01        12/31/00        Change
T. Rowe Price:
   Equity Income            $ 2.321824     $ 2.276170          2.0%
PBHG:
   Growth II                  1.329701       1.834646        -27.5%
   Technology &
   Communications             1.591133       2.544081        -37.5%
Janus:
   Worldwide Growth           1.687996       1.963525        -14.0%
   Flexible Income            1.259273       1.232824          2.1%
SAFECO:
   Equity                     1.268809       1.361549         -6.8%
   Growth                     1.675176       1.369056         22.4%

4.Cost of Investments
  The cost of investments at June 30, 2001, is:
  AUL American Series Fund:
     Equity                     $42,730,938
     Money Market                26,125,299
     Bond                        18,111,014
     Managed                     31,849,295
     Tactical Asset Allocation       47,320
     Conservative Investor          314,826
     Moderate Investor              535,274
     Aggressive Investor            326,428
  Fidelity:
     High Income                $25,443,020
     Growth                     177,423,783
     Overseas                    27,037,760
     Asset Manager              106,212,734
     Equity Income               26,050,563
     Contrafund                  56,394,294
  State Street:
     Equity Index 500*         $168,814,189
  American Century:
     VP Capital Appreciation    $12,794,360
  Alger:
     American Growth           $114,416,437
     American Balanced            1,621,081
     American Leveraged AllCap      253,476
  Calvert:
     Social Mid Cap Growth      $11,547,178
  T. Rowe Price:
     Equity Income              $50,155,074
  PBHG:
     Growth II                   $9,054,723
     Technology &
     Communications               8,414,718
  Janus:
     Worldwide Growth           $64,697,981
     Flexible Income              7,505,039
  SAFECO:
     Equity                      $6,546,522
     Growth                      16,493,069

*On April 18, 2001, all assets from the Index 500 Fund were transferred from Fidelity to State Street.

5.Mutual Fund Shares
  Mutual fund shares owned at June 30, 2001:

AUL American Series Fund:
    Equity                     2,426,116
    Money Market              26,318,978
    Bond                       1,671,539
    Managed                    2,186,943
    Tactical Asset Allocation      3,756
    Conservative Investor         30,834
    Moderate Investor             52,848
    Aggressive Investor           31,399
Fidelity:
    High Income                2,653,072
    Growth                     4,033,526
    Overseas                   1,328,856
    Asset Manager              6,451,130
    Equity Income              1,071,123
    Contrafund                 2,440,255
State Street:
    Equity Index 500*         16,861,653
American Century:
    VP Capital Appreciation      966,987
Alger:
    American Growth            2,315,499
    American Balanced            117,428
    American Leveraged All Cap     6,964
Calvert:
    Social Mid-Cap Growth        393,748
PBHG:
    Growth II                    400,921
    Technology &
    Communications               262,903
T Rowe Price:
    Equity Income              2,614,241
Janus:
    Worldwide Growth           1,608,216
    Flexible Income              641,102
SAFECO:
    Equity                       216,895
    Growth                       751,167

6.Net Assets
  Net Assets at June 30, 2001, are:
                            AUL American Series Fund

                                                                                 Tactical Asset
                              Equity     Money Market      Bond         Managed    Allocation
Proceeds from units sold $ 110,759,798  $ 423,179,363  $ 78,391,743  $ 55,387,781  $ 71,371
Cost of units redeemed     (87,865,492)  (399,774,403)  (63,545,116)  (37,307,880)  (26,873)
Net investment income       14,898,453      2,712,735     3,279,526     9,801,141     5,382
Net realized gain (loss)     4,938,178              0       (15,139)    3,968,253    (2,560)
Unrealized appreciation
   (depreciation)            3,772,857          7,605       143,865       773,340     1,497

                          $ 46,503,794   $ 26,125,299  $ 18,254,879  $ 32,622,634  $ 48,817

                                 AUL American Series Fund                   Fidelity
                          Conservative    Moderate     Aggressive
                            Investor      Investor      Investor     High Income     Growth
Proceeds from units sold    $ 437,176     $ 610,745    $ 892,920    $ 55,385,921   $ 298,910,792
Cost of units redeemed       (148,425)     (118,489)    (607,232)    (34,757,201)   (190,106,378)
Net investment income          25,823        40,379       31,985       7,285,206      42,660,020
Net realized gain (loss)          252         2,640        8,755      (2,470,906)     25,959,349
Unrealized appreciation
   (depreciation)              (8,890)      (32,219)     (37,777)     (7,561,313)    (28,667,336)

                            $ 305,935     $ 503,055    $ 288,651    $ 17,881,707   $ 148,756,447

*On April 18, 2001, all assets from the Index 500 Fund were transferred from Fidelity to State Street.

  Net Assets at June 30, 2001, are:

                               Fidelity        State Street
                                        Equity
                              Overseas        Asset Manager   Equity-Income   Contrafund      Index 500*
Proceeds from units sold   $ 130,608,815   $ 158,504,585   $ 43,787,081   $ 71,287,486   $ 323,750,336
Cost of units redeemed      (113,461,361)    (84,917,020)   (24,268,876)   (28,821,159)   (162,240,271)
Net investment income          6,848,318      28,303,790      4,601,167      9,165,285       2,341,545
Net realized gain (loss)       3,041,988       4,321,379      1,931,191      4,762,682       4,962,579
Unrealized appreciation
   (depreciation)             (6,320,895)    (12,090,747)      (643,532)    (5,978,619)      4,692,219

                            $ 20,716,865    $ 94,121,987   $ 25,407,031   $ 50,415,674   $ 173,506,408

                           American
                            Century                   Alger                            Calvert
                          VP Capital       American       American     American      Social Mid Cap
                         Appreciation       Growth        Balanced  Leveraged AllCap    Growth
Proceeds from units sold $ 19,574,371   $ 195,386,839   $ 1,608,311   $ 254,999     $ 103,524,486
Cost of units redeemed    (10,970,253)   (121,953,797)      (17,490)     (5,562)      (93,051,056)
Net investment income       3,382,928      29,282,678        30,480       4,845         1,698,068
Net realized gain (loss)      807,315      11,700,717          (220)       (807)         (624,322)
Unrealized appreciation
(depreciation)             (4,149,499)    (29,722,562)      (69,864)    (19,963)           95,956

                          $ 8,644,861    $ 84,693,875   $ 1,551,217   $ 233,512      $ 11,643,134

                            T. Rowe Price   PBHG                                      Janus
                                                          Technology &       Worldwide       Flexible
                            Equity Income    Growth II    Communications       Growth        Income
Proceeds from units sold    $ 84,888,527   $ 22,170,705   $ 21,994,111   $ 185,856,771   $ 10,407,183
Cost of units redeemed       (45,293,269)   (12,748,342)   (13,638,658)   (129,331,197)    (3,604,760)
Net investment income          7,681,600         18,223        461,036       4,013,654        781,660
Net realized gain (loss)       2,878,216       (385,863)      (401,771)      4,158,753        (79,043)
Unrealized appreciation
   (depreciation)              1,476,188     (3,534,047)    (4,316,065)    (13,363,715)      (164,419)

                            $ 51,631,262    $ 5,520,676    $ 4,098,652    $ 51,334,265    $ 7,340,620

*On April 18, 2001, all assets from the Index 500 Fund were transferred from Fidelity to State Street.

  Net Assets at June 30, 2001, are:

                                         SAFECO
                                Equity           Growth
Proceeds from units sold     $ 9,413,939     $ 34,266,259
Cost of units redeemed        (3,266,030)     (19,241,464)
Net investment income (loss)     322,983        2,187,941
Net realized gain (loss)          75,630         (719,667)
Unrealized appreciation
   (depreciation)               (961,470)         903,946

                             $ 5,585,052     $ 17,397,015